State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

July 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the statutory prospectus and statement of additional information for the Class A, Class I and Class K shares of each of the State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund and State Street Global Equity ex-U.S. Index Fund, dated July 11, 2014, do not differ from those contained in Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on July 11, 2014 (Accession # 0001193125-14-266647).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz

Kristin Schantz

Vice President and Counsel